Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	Feb. 28, 2018
Soundwatch Core Hedged Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BHHEX